GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

8515 East Orchard Road

Greenwood Village, Colorado 80111

June 5, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Great-West Life & Annuity Insurance Company (“Great-West”)

Variable Annuity-2 Series Account (“Registrant”)

Initial Registration Statement on Form N-4

File Nos. 811-05817; 333-

Commissioners:

On behalf of Great-West and the above-named Registrant, filed herewith is one electronically formatted copy of the above-captioned initial registration statement (“Registration Statement”) under the Securities Act of 1933 (“Securities Act”) and the Investment Company Act of 1940 (“1940 Act”).

To facilitate the Commission staff’s review of the Registration Statement, we will be providing a courtesy copy of this letter and the Registration Statement to Mr. Patrick Scott in the Insured Investments Office. Capitalized terms in this letter have the same meaning as the defined terms in the prospectus filed as part of the Registration Statement.

I.	Registration Statement

Registrant is filing the Registration Statement for the purposes of registering a new individual flexible premium variable annuity contract, known as the Great-West Smart Track II Variable Annuity (the “Contract”), with a guaranteed lifetime withdrawal benefit rider (the “Rider”) to be issued by Great-West through Variable Annuity-2 Series Account, a separate account of Great-West registered as a unit investment trust under the 1940 Act (file no. 811-05817) (altogether, “Smart Track II”).

II.	Request for Selective Review

Registrant respectfully requests selective review of the Registration Statement pursuant to Securities Act Release No. 6510 (Feb. 15, 1984) (“1984 Release”). Registrant notes that the Commission staff has encouraged registrants to request selective review of their filings pursuant to the 1984 Release. 1996 Industry Comment Letter at p. 6, par. D.1. The 1984 Release states that the Commission staff “will try to notify each registrant promptly concerning what level of

U.S. Securities and Exchange Commission

June 5, 2013

review will be accorded their filing.” The 1984 Release further states that “the staff expects to notify registrants concerning the status of their filings within ten calendar days of the filing date.”

In support of its request, Registrant notes that the prospectus disclosure resulting from the Smart Track II Contract is identical in all material respects, except as noted in Part III below, to Registrant’s individual flexible premium variable annuity contract and guaranteed lifetime withdrawal benefit rider previously registered under Securities Act file no. 333-176926 (“Smart Track”). The Smart Track registration statement has been reviewed by Commission staff and is currently effective.

Accordingly, Registrant respectfully submits that the Commission staff can focus its review on the disclosure changes detailed in Part III below, and that, to the extent the staff has reviewed the existing disclosures, it will already be familiar with the features described in the prospectus. For the convenience of the staff, Registrant is providing a courtesy copy of the Smart Track II prospectus, which is marked to show the changes from the Smart Track prospectus, to Mr. Patrick Scott of the Insured Investments Office.

III.	Summary of Material Changes

Differences between Smart Track and Smart Track II

Smart Track and Smart Track II are designed for different distribution channels: the former is distributed through fee-based advisers and broker/dealers, the latter will be distributed through other broker/dealers. In addition, Smart Track II updates certain contractual features as outlined below. The following is a summary of the material differences between Smart Track and Smart Track II.

1.	Withdrawal Charge. Smart Track II will assess a Withdrawal Charge, in the form of a contingent deferred sales charge, on premature surrenders or partial withdrawals. The Withdrawal Charge applies to amounts withdrawn and varies depending on the age of the Contribution withdrawn. Smart Track does not assess a withdrawal charge or any other sales charge.

2.	Mortality & Expense Risk Charge. The Mortality and Expense Risk Charge for Smart Track II is higher (1.00% or 1.20%) than Smart Track, but the charge for both Smart Track and Smart Track II depends on the Death Benefit option selected by the Owner. Also, the maximum age for selecting either Death Benefit option has decreased from 85 to 80 under Smart Track II.

3.

Payments to selling broker/dealers. Payments to eligible broker/dealers selling Smart Track II will include commissions up to 7.00% of Contributions and possible trailing compensation ranging from zero to 0.70%. In contrast, payments to eligible registered investment advisers and broker/dealers selling Smart Track are based

U.S. Securities and Exchange Commission

June 5, 2013

primarily on an annual rate of average monthly Series Account assets attributable to clients of the investment adviser or broker/dealer.

4.	Transfers after annuitization. Once annuity payouts have begun, Owners of Smart Track II cannot transfer their Annuity Account Value between Sub-Accounts. Transfer after annuitization is an option available in Smart Track.

5.	Treatment of divorce for Non-Qualified Contracts. In Smart Track II, the treatment of Guaranteed Annual Withdrawals in divorce for Non-Qualified Contracts has been adjusted to match the treatment of Qualified Contracts. In Smart Track, Guaranteed Annual Withdrawal calculations are treated differently in divorce, depending on whether the Contract is Qualified or Non-Qualified.

IV.	Timetable for Effectiveness

It is Great-West’s intention to begin marketing Smart Track II on or about September 1, 2013. Accordingly, we would greatly appreciate the Commission staff’s efforts in processing the Registration Statement in keeping with the proposed launch date for Smart Track II.

At the appropriate time, Registrant and its principal underwriter will request acceleration of the effectiveness of the Registration Statement pursuant to Rule 461 of the Securities Act.

Please direct any question or comment to me at 303-737-3011 or to Ann B. Furman of Jorden Burt LLP at 202-965-8130.

Sincerely yours,

/s/ Matthew D. Maxwell

Matthew D. Maxwell

Counsel

Great-West Life & Annuity Insurance Company

cc:	Patrick F. Scott, Esq.

Insured Investments Office